FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 510,866	$ 397,472
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	459,864	327,127
Value added tax receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,755	19,993
Trade receivables and other assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,848	36,236
Other financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 22,399	$ 14,116